Income Taxes - SRA	12 Months Ended
Jun. 30, 2015
SRA Companies, Inc.
Income Tax Disclosure [Line Items]
Income Taxes
Income Taxes:
The benefit for income taxes for the periods presented was comprised of the following (in thousands):

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Current provision (benefit)
Federal	$986	$1,605	$(4,023)
State	(509)	905	1,718
Deferred provision (benefit)
Federal	(52,115)	(15,379)	(2,540)
State	(8,531)	(3,417)	(2,226)

Provision for (benefit from) income taxes	$(60,169)	$(16,286)	$(7,071)

A reconciliation of the Company’s statutory federal income tax rate to the effective tax rate for the periods presented is shown below:

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.2	4.2	3.9
Federal tax credits	0.1	1.1	3.3
Non-deductible goodwill impairment	(23.6)	—	—
Adjustments to prior year tax benefits	—	—	(3.3)
Other	0.2	—	(1.7)

Effective tax rate	15.9%	40.3%	37.2%

The Company’s fiscal 2015 effective tax rates are lower than the statutory income tax rate primarily as a result of adjusting tax benefits recognized previously in the financial statements and prior year returns.
The components of the Company’s deferred tax (liabilities) assets as of June 30, 2014 and 2015 were as follows (in thousands):

	June 30,
	2014	2015
Deferred tax assets
Compensated absences and other accruals not yet deductible for tax purposes	$31,503	$31,343
Financial statement depreciation in excess of tax depreciation	16,497	18,279
Nonqualified stock awards	3,108	4,254
Net operating loss carryforwards of acquired companies	6,274	—
Other	13,998	12,054

Total deferred tax asset	$71,380	$65,930

Deferred tax liabilities
Identified intangible assets	$(146,289)	$(136,026)
Prepaid expenses	(769)	(792)
Unbilled contract revenue	(35,930)	(35,996)

Total deferred tax liabilities	(182,988)	(172,814)

Net deferred tax liability	$(111,608)	$(106,884)

Uncertain Tax Positions
The change in the Company’s unrecognized tax benefits for the periods presented is as follows (in thousands):

	Fiscal Year Ended June 30, 2013	Fiscal Year Ended June 30, 2014	Fiscal Year Ended June 30, 2015
Beginning balance	$581	$967	$1,311
Gross increases related to prior year tax positions	376	251	150
Gross increase related to current year tax positions	157	93	137
Lapse of applicable statute of limitations	(147)	—	(244)

Ending balance	$967	$1,311	$1,354

The Company’s unrecognized tax benefits as of June 30, 2015 primarily relate to federal research and development tax credits taken on the Company’s fiscal 2011 through fiscal 2014 tax returns. The Company’s unrecognized tax benefits as of June 30, 2015, if recognized, would provide a tax benefit. The Company does not anticipate any material changes in this position in the next 12 months.
The Internal Revenue Service, or IRS, is currently examining the Company’s federal income tax return for fiscal 2011. The Company has been notified that the IRS may contest a deduction in that period, but the Company believes firmly in the validity of its position and would defend vigorously.